Unaudited Condensed Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Preferred Stock [Member] Series E Preferred Stock [Member]	Preferred Stock [Member] Series D Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2016		4,000,000	4,000,000	2,000,000	90,424,881
Balance at Dec. 31, 2016					$ 9	$ 1,057,423	$ (14,424)	$ 31,416	$ 1,074,424
Net income:								46,063	46,063
- Issuance of common stock (Notes 3 and 14) (in shares)					15,565,567
- Issuance of common stock (Notes 3 and 14)					$ 1	105,037			105,038
- Issuance of common stock-expenses (Notes 3 and 14)						(312)			(312)
- Dividends - Common stock								(18,202)	(18,202)
- Dividends - Preferred stock								(10,532)	(10,532)
- Other comprehensive income							5,126		5,126
Balance (in shares) at Jun. 30, 2017		4,000,000	4,000,000	2,000,000	105,990,448
Balance at Jun. 30, 2017					$ 10	1,162,148	(9,298)	48,745	1,201,605
Balance (in shares) at Dec. 31, 2016		4,000,000	4,000,000	2,000,000	90,424,881
Balance at Dec. 31, 2016					$ 9	1,057,423	(14,424)	31,416	1,074,424
Balance (in shares) at Dec. 31, 2017		4,000,000	4,000,000	2,000,000	108,205,985
Balance at Dec. 31, 2017					$ 11	1,175,774	(969)	43,723	1,218,539
Net income:								33,467	33,467
- Issuance of common stock (Notes 3 and 14) (in shares)					2,173,365
- Issuance of common stock (Notes 3 and 14)						14,467			14,467
- Dividends - Common stock								(21,754)	(21,754)
- Dividends - Preferred stock								(12,658)	(12,658)
- Other comprehensive income							7,672		7,672
- Preferred stock Series E issuance (Note 14) (in shares)	4,600,000
- Preferred stock Series E issuance (Note 14)						111,614			111,614
- Preferred stock Series E expenses (Note 14)						(390)			(390)
Balance (in shares) at Jun. 30, 2018	4,600,000	4,000,000	4,000,000	2,000,000	110,379,350
Balance at Jun. 30, 2018					$ 11	$ 1,301,465	$ 6,703	$ 42,778	$ 1,350,957